Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Disclosure Of Share Transaction During Merger [Table Text Block]
The number of shares of common stock issued immediately following the consummation of the Transactions were as follows:

Number of Shares
Common stock of MRAC, outstanding prior to Merger	46,718,750
Less redemption of MRAC shares	(31,875,906)

Common stock of MRAC	14,842,844
Shares issued in PIPE financing	8,000,000
Shares issued in Backstop financing	5,500,906

Shares issued for deferred underwriting fees	450,000

Merger, PIPE financing, and Backstop financing shares	28,793,750
Legacy Enjoy shares	90,828,116

Total shares of common stock immediately after Merger	119,621,866